Significant Accounting Policies (Dividends) (Details) (Berkshire Hathaway [Member], Preferred Stock [Member], USD $) In Millions, unless otherwise specified	Dec. 28, 2014
Berkshire Hathaway [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, value, outstanding	$ 8,000
Dividends payable, annual, percent	9.00%